Trade and other payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	£ 1,707	£ 1,862
Master Settlement Agreement (US)	1,788	2,193
Duty, excise and other taxes	2,994	3,104
Accrued charges and deferred income	2,608	2,713
FII GLO (note 10(b))	863	913
Social security and other taxation	46	61
Sundry payables	587	547
Trade and other payables	10,593	11,393
Trade and other payables, Current	9,700	10,449
Trade and other payables, Non-current	£ 893	£ 944